Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Notes to Consolidated Financial Statements [Abstract]
Schedule of Income before Income Tax Domestic and Foreign Table [Text Block]

(dollars in millions)	2014	2013	2012
United States	$4,270	$3,658	$2,595
Foreign	4,617	4,654	4,316
	$8,887	$8,312	$6,911

Schedule of Components of Income Tax Expense (Benefit) Table [Text Block]

(dollars in millions)	2014	2013	2012
Current:
United States:
Federal	$349	$616	$403
State	47	55	9
Foreign	1,492	1,325	1,179
	1,888	1,996	1,591
Future:
United States:
Federal	408	262	335
State	(39)	36	111
Foreign	7	(56)	(326)
	376	242	120
Income tax expense	$2,264	$2,238	$1,711
Attributable to items credited (charged) to equity and goodwill	$1,535	$(1,661)	$297

Schedule of Effective Income Tax Rate Reconciliation Table [Text Block]

	2014	2013	2012
Statutory U.S. federal income tax rate	35.0%	35.0%	35.0%
Tax on international activities	(3.4)%	(5.8)%	(6.4)%
Tax audit settlements	(4.2)%	(0.4)%	(3.4)%
Other	(1.9)%	(1.9)%	(0.4)%
Effective income tax rate	25.5%	26.9%	24.8%

Schedule of Deferred Tax Assets and Liabilities Table [Text Block]

(dollars in millions)	2014	2013
Future income tax benefits:
Insurance and employee benefits	$1,122	$747
Other asset basis differences	369	365
Other liability basis differences	1,039	1,187
Tax loss carryforwards	418	386
Tax credit carryforwards	905	1,184
Valuation allowances	(428)	(669)
	$3,425	$3,200
Future income taxes payable:
Insurance and employee benefits	$(1,911)	$(992)
Other asset basis differences	4,584	4,649
Other items, net	(124)	(178)
Tax loss carryforwards	(242)	(346)
Tax credit carryforwards	(58)	(68)
Valuation allowances	184	273
	$2,433	$3,338

Summary Of Tax Credit Carryforwards [Text Block]

(dollars in millions)	Tax Credit Carryforwards	Tax Loss Carryforwards
Expiration period:
2015-2019	$29	$555
2020-2024	10	242
2025-2034	243	726
Indefinite	681	2,118
Total	$963	$3,641

Summary Of Operating Loss Carryforwards [Text Block]

(dollars in millions)	Tax Credit Carryforwards	Tax Loss Carryforwards
Expiration period:
2015-2019	$29	$555
2020-2024	10	242
2025-2034	243	726
Indefinite	681	2,118
Total	$963	$3,641

Summary Of Income Tax Contingencies [Text Block]

(dollars in millions)	2014	2013	2012
Balance at January 1	$1,223	$1,073	$946
Additions for tax positions related to the current year	164	113	232
Additions for tax positions of prior years	435	211	221
Reductions for tax positions of prior years	(47)	(41)	(21)
Settlements	(686)	(133)	(305)
Balance at December 31	$1,089	$1,223	$1,073
Gross interest expense related to unrecognized tax benefits	$180	$51	$40
Total accrued interest balance at December 31	$292	$262	$270